Certain Balance Sheet Information (Intangible Assets) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	$ 1,022.6	$ 1,123.7
Less: accumulated amortization	197.9	154.1		$ 216.0
Amortization of Intangible Assets and Interest Expense	100.0	92.1	$ 49.0
Total intangible assets, net	802.3	969.6
Customer accounts
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	583.7	583.7
Less: accumulated amortization	130.1	72.5
Covenants not to compete
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	5.6	8.6
Less: accumulated amortization	1.7	2.6
Gathering systems and pipelines
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	325.2	431.4
Less: accumulated amortization	44.3	47.9
Acquired storage contracts
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	29.0	29.0
Less: accumulated amortization	18.5	12.7
Trademarks
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	15.8	16.7
Less: accumulated amortization	3.3	2.0
Deferred financing and other costs
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	63.3	54.3
Less: accumulated amortization	22.4	16.4
Scenario, Previously Reported
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	220.3
Crestwood Equity Partners LP
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	1,039.1	1,441.9
Less: accumulated amortization	206.6	210.6		$ 225.6
Amortization of Intangible Assets and Interest Expense	114.0	109.8	$ 66.7
Total intangible assets, net	810.1	1,231.3
Crestwood Equity Partners LP | Customer accounts
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	583.7	583.7
Less: accumulated amortization	130.1	72.5
Crestwood Equity Partners LP | Covenants not to compete
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	6.6	9.6
Less: accumulated amortization	2.5	3.2
Crestwood Equity Partners LP | Gathering systems and pipelines
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	325.2	730.2
Less: accumulated amortization	44.3	98.0
Crestwood Equity Partners LP | Acquired storage contracts
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	29.0	29.0
Less: accumulated amortization	18.5	12.7
Crestwood Equity Partners LP | Trademarks
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	31.3	32.2
Less: accumulated amortization	11.2	6.7
Crestwood Equity Partners LP | Deferred financing and other costs
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	63.3	57.2
Less: accumulated amortization	22.4	$ 17.5
Crestwood Equity Partners LP | Scenario, Previously Reported
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ 229.0